Notes Payable	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 3 – Notes Payable

The Company’s Notes Payable at September 30, 2021 consisted of the following:

A Note Payable dated December 31, 2018 having a Face Value of $136,744 and accruing interest at 12% was due December 31, 2019. On October 1, 2019, the holder of this note requested to convert $30,000 in principal amount into 1,500,000 shares of Common Stock, leaving a principal balance $106,744. On December 31, 2019, the Company renewed the remaining principal balance of this Note, together with accrued interest of $15,509 for a 12-month period. The new Note has a Face Value of $122,253 and accrues interest at 12%. This Note matured on December 31, 2020. On August 27, 2020, the holder of this Note transferred all of its interest therein to RB Capital and in connection with a financing agreement with RB Capital, the Company agreed to render the Note convertible at $0.001 per share. Through September 30, 2021, the entire principal amount of $122,253 of this Note and all accrued interest of $14,247 was converted into 136,500,000 shares of Common Stock valued at $7,884,100 resulting in a loss of $7,747,600.

On April 17, 2020, the Company’s Canadian subsidiary received a CEBA Loan (Canada Emergency Business Account Loan) from CIBC (Canadian Imperial Bank of Commerce) in the principal amount of $40,000 Canadian ($29,352 US) as part of the Canadian government’s COVID-19 relief program. The CEBA Loan is non-interest bearing if repaid on or before December 31, 2022 (the “Termination Date”). The CEBA Loan is considered repaid in full if the borrower repays 75% of the Principal Amount on or before the Termination Date. On June 15, 2021, the Company paid 75% of this loan and the remaining 25% was forgiven.

On April 27, 2020, the Company received a Paycheck Protection Program loan ("PPP Loan") in the principal amount of $50,655 from the US Small Business Administration (“SBA”) as part of the US government’s COVID-19 relief program. This loan accrues interest at the rate of 1% per annum. The Company is obligated to make payments of principal and interest totaling $2,133 each month commencing on November 27, 2020, with any remaining balances due and payable on or before April 27, 2022. The proceeds derived from this loan may only be used for payroll costs, interest on mortgages, rent and utilities (“Admissible Expenses”). In addition, the Paycheck Protection Program provides for conditional loan forgiveness if the Company utilizes at least 75% of the proceeds from the loan to pay Admissible Expenses. On December 15, 2020, the Company applied to the funding bank for forgiveness of this loan per SBA guidance. On December 18, 2020, the Company received notification that the funding bank has approved forgiveness of the loan in its entirety and that it has submitted a request to the SBA for final approval. On February 22, 2021, the funding bank informed the Company that the SBA has fully forgiven the loan.

On July 7, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $48,000 with interest accruing at 8% is due July 7, 2021. The Note is convertible after 180 days from issuance into Common Stock at a price 35% below market value. On January 5, 2021, the Company paid off the entire principal balance of this Note, together with accrued interest and prepayment penalties of $15,271 by issuing cash payment of $63,271.

On July 27, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $102,000 with interest accruing at 8% is due July 27, 2021. The Note is convertible after 180 days from issuance into Common Stock at a price 30% below market value. On January 29, 2021, the entire principal amount of $102,000 of this Note plus accrued interest of $4,171 was converted into 5,044,456 shares of Common Stock valued at $484,268 resulting in a loss of $378,097.

On August 14, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $67,000 with interest accruing at 8% is due August 14, 2021. The Note is convertible after 180 days from issuance into Common Stock at a price 30% below market value. On February 22, 2021, the entire principal amount of $67,000 of this Note plus accrued interest of $2,680 was converted into 542,173 shares of Common Stock valued at $119,169 resulting in a loss of $49,489.

On September 14, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $250,000 with interest accruing at 5% which was due September 14, 2022. The Note was convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. On June 2, 2021, the entire principal amount of $250,000 of this Note plus all accrued interest of $8,850 converted into 862,833 shares of Common Stock valued at $170,841 resulting in a gain of $88,009.

On September 24, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $50,000, with interest accruing at 5%, which due September 24, 2022. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date on March 23, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On October 20, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $250,000 with interest accruing at 5% whic was due October 20, 2022. The Note was convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. On June 2, 2021, the entire principal amount of $250,000 of this Note plus all accrued interest of $7,600 was converted into 858,666 shares of Common Stock valued at $170,016 resulting in a gain of $87,584.

On November 19, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $250,000 with interest accruing at 8% which was due August 19, 2021. The Note was convertible after 180 days from issuance into Common Stock at a price 35% below market value. On May 19, 2021, the Company paid off the entire principal balance of this Note, together with accrued interest and prepayment penalties of $126,881 by issuing cash payment of $376,881.

On November 24, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $260,000 with interest accruing at 8% which was due November 24, 2021. The Note was convertible after 180 days from issuance into Common Stock at a price 30% below market value. On June 1, 2021, the entire principal amount of $260,000 of this Note plus all accrued interest of $10,428 was converted into 3,865,841 shares of Common Stock valued at $695,078, resulting in a loss of $424,650.

On November 25, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $250,000 with interest accruing at 5% is due November 25, 2022. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date on May 24, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On December 2, 2020, the Company received monies in exchange for a Note Payable having a Face Value of $104,215 with interest accruing at 5% is due December 2, 2022. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date on May 31, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On January 12, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $150,000 with interest accruing at 5% is due January 12, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date of July 11, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On January 27, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $300,000 with interest accruing at 5% is due January 27, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.50 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date of July 26, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On February 12, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $700,000 with interest accruing at 5% is due February 12, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.60 per share. The Company analyzed the conversion feature of the note for a beneficial conversion feature on the commitment date of August 11, 2021, which is 180 days after the issuance date, and determined that there was no beneficial conversion feature on September 30, 2021.

On April 5, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $330,000 with interest accruing at 10% is due January 5, 2022. The Note is convertible after 180 days from issuance into Common Stock at a price of $0.30 per share or 35% below market value, whichever is lower. The Company will analyze the conversion feature of the note for a beneficial conversion feature on the commitment date on October 2, 2021, which is 180 days after the issuance date.

On April 20, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $500,000 with interest accruing at 5% is due April 20, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company will analyze the conversion feature of the note for a beneficial conversion feature on the commitment date of October 17, 2021, which is 180 days after the issuance date.

On July 6, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $900,000 with interest accruing at 5% is due July 6, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company will analyze the conversion feature of the note for a beneficial conversion feature on the commitment date of January 2, 2022, which is 180 days after the issuance date.

On August 18, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $500,000 with interest accruing at 5% is due August 18, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. The Company will analyze the conversion feature of the note for a beneficial conversion feature on the commitment date of February 14, 2022, which is 180 days after the issuance date.

At September 30, 2021 and December 31, 2020, total accrued interest on Notes Payable was $84,945 and $24,320, respectively.